Earnings per share (Tables)	18 Months Ended
Oct. 31, 2018
Earnings per share [Abstract]
Reconciliation of Earnings and Weighted Average Number of Shares
Reconciliation of the earnings and weighted average number of shares:
	18 months ended October 31, 2018	12 months ended April 30, 2017[1]	12 months ended April 30, 2016[1]
Earnings ($’000)
Profit for the period from continuing operations	707,108	124,186	135,901
Profit for the period from discontinued operations	76,940	33,720	26,993
	784,048	157,906	162,894

Number of shares (‘000)
Weighted average number of shares	388,717	229,238	218,635
Dilutive effects of shares	10,963	8,165	8,847
	399,680	237,403	227,482

Earnings per share
Basic earnings per share (cents)
Continuing operations	181.91	54.17	62.40
Discontinued operation	19.79	14.71	12.10
	201.70	68.88	74.50

Diluted earnings per share (cents)
Continuing operations	176.92	52.31	59.97
Discontinued operation	19.25	14.20	11.64
	196.17	66.51	71.61

Basic earnings per share (pence)
Continuing operations	136.73	41.88	41.54
Discontinued operation	14.88	11.37	8.05
	151.61	53.25	49.59

Diluted earnings per share (pence)
Continuing operations	132.98	40.44	39.92
Discontinued operations	14.47	10.98	7.74
	147.45	51.42	47.66

Earnings attributable to ordinary shareholders
From continuing operations	707,193	124,083	135,979
Excluding non-controlling interests	(85)	103	(78)
Profit for the period from continuing operations	707,108	124,186	135,901
From discontinued operation	76,940	33,720	26,993
	784,048	157,906	162,894

Average exchange rate	$1.33 / £1	$1.29 / £1	$1.50 / £1

[1] The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).